NOTE 20. LEASES	12 Months Ended
Dec. 31, 2021
NOTE 20. LEASES

NOTE 20. LEASES

(a)       Right of use assets

The carrying amount of the Group's right of use assets and the movements during the year are as follows:

	Consolidated
	Lease Properties	Motor Vehicles	Total
	A$	A$	A$

As of January 1, 2020	1,064,986	42,906	1,107,892
Depreciation expenses	(287,557)	(12,427)	(299,984)
Disposal	(862,109)	(3,887)	(865,996)
Exchange difference	84,680	(26,592)	58,088
As of December 31, 2020	-	-	-
Additions	2,086,229	-	2,086,229
Depreciation expenses	(140,565)	-	(140,565)
Exchange difference	13,205	-	13,205
As of December 31, 2021	1,958,869	-	1,958,869

(b)       Lease liabilities

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Within one year	425,567	-
Two to five years	1,403,932	-
	1,829,499	-
Less: Amount due within one year shown under current liabilities	(425,567)	-
Amount due after one year	1,403,932	-

Analyzed into:
Current portion	425,567	-
Non-current portion	1,403,932	-
	1,829,499	-

 Obligations under operating leases carried an interest rate of 2.5% per annum.